Inventory	6 Months Ended
Nov. 30, 2015
Notes to Financial Statements
3. Inventory	As at November 30, 2015, the Company had acquired inventory with a cost of $167,323 (May 31, 2015 - $0). This inventory is classified as finished goods as it is ready to sell to third parties.